Profit on disposal of intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Profit on disposal of intangible assets
Profit on disposal of registrations	£ 4,601	£ 15,664	£ 24,720
Player loan income	2,780	2,720	1,079
Total profit on disposal of intangible assets	£ 7,381	£ 18,384	£ 25,799